Shareholders' Equity (Details 3) - RSUs [Member]	6 Months Ended
Jun. 30, 2018 shares
Number of RSUs
Outstanding at January 1, 2018
Granted	409,000
Vested
Forfeited	(10,000)
Outstanding at June 30, 2018	399,000